Acquisition Deposit (Details) - USD ($)			6 Months Ended
	Mar. 01, 2024	Apr. 10, 2023	Mar. 31, 2025
Acquisition Deposit [Line Items]
Total consideration	$ 5,953,119	$ 5,000,000	$ 5,335,916
Ms. Zhao Dongfang [Member]
Acquisition Deposit [Line Items]
Equity shares		3.40%
Zhejiang Oulong Cultural and Tourism Industry Development Co., Ltd [Member]
Acquisition Deposit [Line Items]
Equity interest		100.00%